UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4054

                   OPPENHEIMER AMT - FREE NEW YORK MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                                     COUPON   MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--121.0%
----------------------------------------------------------------------------------------------------------------------
NEW YORK--97.4%
$     700,000    Albany County IDA (Albany College of Pharmacy)                   5.625%   12/01/2034   $     727,258
----------------------------------------------------------------------------------------------------------------------
      200,000    Albany County IDA (Wildwood Programs)                            4.900    07/01/2021         202,510
----------------------------------------------------------------------------------------------------------------------
      125,000    Albany County IDA (Wildwood Programs)                            5.000    07/01/2026         127,060
----------------------------------------------------------------------------------------------------------------------
      300,000    Albany IDA (Albany Law School)                                   5.000    07/01/2031         300,936
----------------------------------------------------------------------------------------------------------------------
      335,000    Albany IDA (Brighter Choice Charter School)                      5.000    04/01/2027         336,129
----------------------------------------------------------------------------------------------------------------------
      150,000    Albany IDA (Brighter Choice Charter School)                      5.000    04/01/2032         150,161
----------------------------------------------------------------------------------------------------------------------
      100,000    Albany IDA (Brighter Choice Charter School)                      5.000    04/01/2037          99,762
----------------------------------------------------------------------------------------------------------------------
   14,500,000    Albany IDA (Charitable Leadership)                               5.750    07/01/2026      15,161,345
----------------------------------------------------------------------------------------------------------------------
    1,000,000    Albany IDA (Charitable Leadership)                               6.000    07/01/2019       1,064,160
----------------------------------------------------------------------------------------------------------------------
      100,000    Albany IDA (New Covenant Charter School)                         7.000    05/01/2025          85,160
----------------------------------------------------------------------------------------------------------------------
    1,140,000    Albany IDA (Sage Colleges)                                       5.250    04/01/2019       1,154,033
----------------------------------------------------------------------------------------------------------------------
      500,000    Albany IDA (Sage Colleges)                                       5.300    04/01/2029         506,490
----------------------------------------------------------------------------------------------------------------------
      100,000    Albany Municipal Water Finance Authority                         5.000    12/01/2033         100,801
----------------------------------------------------------------------------------------------------------------------
       10,000    Albany Parking Authority                                         5.625    07/15/2025          10,501
----------------------------------------------------------------------------------------------------------------------
       30,000    Allegany County IDA (Houghton College)                           5.250    01/15/2024          30,382
----------------------------------------------------------------------------------------------------------------------
      100,000    Amherst Ice Rink Acquisition                                     5.500    12/01/2019         101,754
----------------------------------------------------------------------------------------------------------------------
    1,125,000    Amherst IDA (Beechwood Health Care Center)                       5.200    01/01/2040       1,119,049
----------------------------------------------------------------------------------------------------------------------
       50,000    Bethlehem IDA (American Hsg. Foundation)                         6.875    06/01/2039          53,789
----------------------------------------------------------------------------------------------------------------------
    5,895,000    Brookhaven IDA (Alternatives for Children)                       7.550    02/01/2033       6,372,436
----------------------------------------------------------------------------------------------------------------------
    9,235,000    Brookhaven IDA (Dowling College)                                 6.750    11/01/2032       9,884,682
----------------------------------------------------------------------------------------------------------------------
      350,000    Broome County IDA (University Plaza)                             5.200    08/01/2030         359,328
----------------------------------------------------------------------------------------------------------------------
      250,000    Broome County IDA (University Plaza)                             5.200    08/01/2036         255,455
----------------------------------------------------------------------------------------------------------------------
      300,000    Bushnell Basin Fire Assoc. (Volunteer Fire Dept.)                5.750    11/01/2030         304,242
----------------------------------------------------------------------------------------------------------------------
       25,000    Canandaigua & Bristol GO                                         5.000    12/15/2027          25,368
----------------------------------------------------------------------------------------------------------------------
       30,000    Canandaigua & Bristol GO                                         5.000    12/15/2028          30,380
----------------------------------------------------------------------------------------------------------------------
       30,000    Canandaigua & Bristol GO                                         5.000    12/15/2029          30,377
----------------------------------------------------------------------------------------------------------------------
       30,000    Canandaigua & Bristol GO                                         5.000    12/15/2030          30,328
----------------------------------------------------------------------------------------------------------------------
       35,000    Canandaigua & Bristol GO                                         5.000    12/15/2031          35,326
----------------------------------------------------------------------------------------------------------------------
       35,000    Canandaigua & Bristol GO                                         5.000    12/15/2032          35,298
----------------------------------------------------------------------------------------------------------------------
       35,000    Canandaigua & Bristol GO                                         5.000    12/15/2033          35,298
----------------------------------------------------------------------------------------------------------------------
       40,000    Canandaigua & Bristol GO                                         5.000    12/15/2034          40,307
----------------------------------------------------------------------------------------------------------------------
       40,000    Canandaigua & Bristol GO                                         5.000    12/15/2035          40,307
----------------------------------------------------------------------------------------------------------------------
       45,000    Canandaigua & Bristol GO                                         5.000    12/15/2036          45,309
----------------------------------------------------------------------------------------------------------------------
       45,000    Canandaigua & Bristol GO                                         5.000    12/15/2037          45,272
----------------------------------------------------------------------------------------------------------------------
       50,000    Canandaigua & Bristol GO                                         5.000    12/15/2038          50,295
----------------------------------------------------------------------------------------------------------------------
       50,000    Canandaigua & Bristol GO                                         5.000    12/15/2039          50,283
----------------------------------------------------------------------------------------------------------------------
       55,000    Canandaigua & Bristol GO                                         5.000    12/15/2040          55,301
----------------------------------------------------------------------------------------------------------------------
       55,000    Canandaigua & Bristol GO                                         5.000    12/15/2041          55,288
----------------------------------------------------------------------------------------------------------------------
       60,000    Canandaigua & Bristol GO                                         5.000    12/15/2042          60,305
----------------------------------------------------------------------------------------------------------------------
       85,000    Cattaraugus County IDA (Olean General Hospital)                  5.250    08/01/2023          86,828
----------------------------------------------------------------------------------------------------------------------
      500,000    Cattaraugus County IDA (St. Bonaventure University)              5.000    05/01/2023         502,985
----------------------------------------------------------------------------------------------------------------------
      620,000    Cattaraugus County IDA (St. Bonaventure University)              5.100    05/01/2031         623,243
----------------------------------------------------------------------------------------------------------------------
       90,000    Chautauqua Utility District                                      5.000    06/01/2022          92,507
----------------------------------------------------------------------------------------------------------------------
      100,000    Chautauqua Utility District                                      5.000    06/01/2024         102,418
----------------------------------------------------------------------------------------------------------------------
      110,000    Chautauqua Utility District                                      5.000    06/01/2026         112,017
----------------------------------------------------------------------------------------------------------------------
    1,705,000    Clarence IDA (Bristol Village)                                   6.000    01/20/2044       1,858,927
----------------------------------------------------------------------------------------------------------------------
      105,000    Coeymans Fire District                                           5.000    10/15/2019         109,073
----------------------------------------------------------------------------------------------------------------------
      105,000    Coeymans Fire District                                           5.000    10/15/2020         108,778
----------------------------------------------------------------------------------------------------------------------
      110,000    Coeymans Fire District                                           5.000    10/15/2021         113,650
----------------------------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                     COUPON   MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------
$     115,000    Coeymans Fire District                                           5.000%   10/15/2022   $     118,655
----------------------------------------------------------------------------------------------------------------------
      125,000    Coeymans Fire District                                           5.000    10/15/2023         128,799
----------------------------------------------------------------------------------------------------------------------
      130,000    Coeymans Fire District                                           5.000    10/15/2024         133,679
----------------------------------------------------------------------------------------------------------------------
      135,000    Coeymans Fire District                                           5.000    10/15/2025         138,445
----------------------------------------------------------------------------------------------------------------------
      140,000    Coeymans Fire District                                           5.000    10/15/2026         143,380
----------------------------------------------------------------------------------------------------------------------
       15,000    Deerfield GO                                                     5.500    06/15/2021          15,740
----------------------------------------------------------------------------------------------------------------------
       15,000    Deerfield GO                                                     5.500    06/15/2022          15,707
----------------------------------------------------------------------------------------------------------------------
       15,000    Deerfield GO                                                     5.500    06/15/2023          15,685
----------------------------------------------------------------------------------------------------------------------
       15,000    Deerfield GO                                                     5.500    06/15/2024          15,748
----------------------------------------------------------------------------------------------------------------------
       20,000    Deerfield GO                                                     5.500    06/15/2025          20,924
----------------------------------------------------------------------------------------------------------------------
       20,000    Deerfield GO                                                     5.600    06/15/2026          20,865
----------------------------------------------------------------------------------------------------------------------
       20,000    Deerfield GO                                                     5.600    06/15/2027          20,849
----------------------------------------------------------------------------------------------------------------------
       20,000    Deerfield GO                                                     5.600    06/15/2028          20,812
----------------------------------------------------------------------------------------------------------------------
       25,000    Deerfield GO                                                     5.600    06/15/2029          25,990
----------------------------------------------------------------------------------------------------------------------
       25,000    Deerfield GO                                                     5.600    06/15/2030          25,953
----------------------------------------------------------------------------------------------------------------------
       25,000    Deerfield GO                                                     5.600    06/15/2031          25,917
----------------------------------------------------------------------------------------------------------------------
       25,000    Deerfield GO                                                     5.600    06/15/2032          25,908
----------------------------------------------------------------------------------------------------------------------
       30,000    Deerfield GO                                                     5.600    06/15/2033          31,079
----------------------------------------------------------------------------------------------------------------------
       30,000    Deerfield GO                                                     5.600    06/15/2034          31,067
----------------------------------------------------------------------------------------------------------------------
       30,000    Deerfield GO                                                     5.600    06/15/2035          31,057
----------------------------------------------------------------------------------------------------------------------
       35,000    Deerfield GO                                                     5.600    06/15/2036          36,207
----------------------------------------------------------------------------------------------------------------------
   55,460,000    Dutchess County IDA (Bard College)                               5.000    08/01/2046      56,097,235
----------------------------------------------------------------------------------------------------------------------
      350,000    Dutchess County IDA (Elant Fishkill)                             5.250    01/01/2037         347,816
----------------------------------------------------------------------------------------------------------------------
    1,840,000    East Rochester Hsg. Authority (St. John's Meadows)               5.000    02/15/2047       1,873,985
----------------------------------------------------------------------------------------------------------------------
      840,000    East Rochester Hsg. Authority (St. John's Meadows)               5.750    08/01/2037         858,169
----------------------------------------------------------------------------------------------------------------------
      500,000    Erie County IDA (Charter School Applied Tech)                    6.875    06/01/2035         529,450
----------------------------------------------------------------------------------------------------------------------
    1,200,000    Erie County IDA (DePaul Properties)                              5.750    09/01/2028       1,125,948
----------------------------------------------------------------------------------------------------------------------
      180,000    Erie County IDA (DePaul Properties)                              6.500    09/01/2018         185,164
----------------------------------------------------------------------------------------------------------------------
    5,600,000    Erie County IDA (Medaille College)                               7.625    04/01/2035       6,293,896
----------------------------------------------------------------------------------------------------------------------
      750,000    Erie County IDA (Orchard Park)                                   6.000    11/15/2036         790,620
----------------------------------------------------------------------------------------------------------------------
    9,125,000    Erie County IDA (The Episcopal Church Home)                      5.875    02/01/2018       9,359,056
----------------------------------------------------------------------------------------------------------------------
   10,095,000    Erie County IDA (The Episcopal Church Home)                      6.000    02/01/2028      10,353,836
----------------------------------------------------------------------------------------------------------------------
   23,800,000    Erie County Tobacco Asset Securitization Corp. 1                 5.000    06/01/2045      23,871,519
----------------------------------------------------------------------------------------------------------------------
   30,000,000    Erie County Tobacco Asset Securitization Corp.                   7.029 2  06/01/2055       1,246,800
----------------------------------------------------------------------------------------------------------------------
      100,000    Essex County IDA (North Country Community College Foundation)    5.000    06/01/2020         101,137
----------------------------------------------------------------------------------------------------------------------
      130,000    Essex County IDA (North Country Community College Foundation)    5.200    06/01/2025         131,959
----------------------------------------------------------------------------------------------------------------------
      110,000    Essex County IDA (North Country Community College Foundation)    5.300    06/01/2035         111,665
----------------------------------------------------------------------------------------------------------------------
      175,000    Franklin County IDA (North Country Community College
                 Foundation)                                                      5.200    06/01/2025         177,637
----------------------------------------------------------------------------------------------------------------------
      815,000    Genesee County IDA (United Memorial Medical Center)              5.000    12/01/2027         792,612
----------------------------------------------------------------------------------------------------------------------
    3,750,000    Geneva IDA (Hobart & William Smith Colleges)                     5.375    02/01/2033       3,920,775
----------------------------------------------------------------------------------------------------------------------
       50,000    Hempstead IDA (Hofstra University)                               5.000    07/01/2033          50,947
----------------------------------------------------------------------------------------------------------------------
    5,365,000    Hempstead IDA (WORCA)                                            6.900    08/01/2033       5,547,947
----------------------------------------------------------------------------------------------------------------------
       75,000    Hempstead Village GO                                             5.000    09/15/2024          76,436
----------------------------------------------------------------------------------------------------------------------
       70,000    Hempstead Village GO                                             5.000    09/15/2025          71,289
----------------------------------------------------------------------------------------------------------------------
       70,000    Hempstead Village GO                                             5.000    09/15/2026          71,236
----------------------------------------------------------------------------------------------------------------------
      880,000    Herkimer County IDA (Folts Adult Home)                           5.500    03/20/2040         961,171
----------------------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                     COUPON   MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------
$   1,790,000    Herkimer County IDA (Herkimer County College Foundation) 3       6.250%   08/01/2034   $   1,910,467
----------------------------------------------------------------------------------------------------------------------
    5,000,000    Hudson Yards Infrastructure Corp. 1                              4.500    02/15/2047       4,963,125
----------------------------------------------------------------------------------------------------------------------
    6,000,000    Hudson Yards Infrastructure Corp. 1                              5.000    02/15/2047       5,955,750
----------------------------------------------------------------------------------------------------------------------
   23,535,000    Hudson Yards Infrastructure Corp.                                5.000    02/15/2047      24,062,655
----------------------------------------------------------------------------------------------------------------------
    3,000,000    Hudson Yards Infrastructure Corp.                                5.000    02/15/2047       3,090,690
----------------------------------------------------------------------------------------------------------------------
    2,420,000    Islip IDA (United Cerebral Palsy Assoc.) 4                       6.250    12/01/2031       2,400,979
----------------------------------------------------------------------------------------------------------------------
      280,000    Islip IDA (United Cerebral Palsy Assoc.)                         6.250    12/01/2031         277,799
----------------------------------------------------------------------------------------------------------------------
    4,405,000    L.I. Power Authority, Series A                                   5.125    09/01/2029       4,502,483
----------------------------------------------------------------------------------------------------------------------
   23,000,000    L.I. Power Authority, Series C 1                                 5.000    09/01/2033      23,587,420
----------------------------------------------------------------------------------------------------------------------
    8,500,000    L.I. Power Authority, Series C                                   5.000    09/01/2035       8,748,370
----------------------------------------------------------------------------------------------------------------------
    1,000,000    Lyons Community Health Initiatives Corp.                         5.550    09/01/2024       1,051,040
----------------------------------------------------------------------------------------------------------------------
       10,000    Monroe County GO                                                 5.000    06/01/2016          10,105
----------------------------------------------------------------------------------------------------------------------
       10,000    Monroe County IDA (Cloverwood Senior Living)                     6.000    05/01/2013           9,665
----------------------------------------------------------------------------------------------------------------------
      200,000    Monroe County IDA (Rochester Institute of Technology)            5.250    04/01/2019         203,216
----------------------------------------------------------------------------------------------------------------------
      525,000    Monroe County IDA (Rochester Institute of Technology)            5.375    04/01/2029         533,505
----------------------------------------------------------------------------------------------------------------------
      200,000    Monroe County IDA (Summit at Brighton)                           5.375    07/01/2032         201,530
----------------------------------------------------------------------------------------------------------------------
      400,000    Monroe County IDA (Summit at Brighton)                           5.500    07/01/2027         408,124
----------------------------------------------------------------------------------------------------------------------
  302,900,000    Monroe County Tobacco Asset Securitization Corp. (TASC)          7.701 2  06/01/2061       5,643,027
----------------------------------------------------------------------------------------------------------------------
    4,000,000    Monroe Newpower Corp.                                            5.500    01/01/2034       4,122,600
----------------------------------------------------------------------------------------------------------------------
    1,000,000    Monroe Newpower Corp.                                            5.625    01/01/2026       1,046,990
----------------------------------------------------------------------------------------------------------------------
    1,510,000    Montgomery County IDA (HFM Boces)                                5.000    07/01/2034       1,549,456
----------------------------------------------------------------------------------------------------------------------
   20,420,000    MTA Service Contract, Series A                                   5.125    01/01/2029      21,078,545
----------------------------------------------------------------------------------------------------------------------
   30,000,000    MTA, Series A 1                                                  5.000    11/15/2031      31,031,400
----------------------------------------------------------------------------------------------------------------------
   13,840,000    MTA, Series A 1                                                  5.125    11/15/2031      14,272,984
----------------------------------------------------------------------------------------------------------------------
    4,090,000    MTA, Series A                                                    5.000    11/15/2025       4,240,103
----------------------------------------------------------------------------------------------------------------------
   10,385,000    MTA, Series A                                                    5.000    11/15/2031      10,742,036
----------------------------------------------------------------------------------------------------------------------
    4,470,000    MTA, Series B                                                    5.000    11/15/2031       4,600,748
----------------------------------------------------------------------------------------------------------------------
   20,000,000    MTA, Series F                                                    5.000    11/15/2030      20,557,000
----------------------------------------------------------------------------------------------------------------------
   10,720,000    MTA, Series F                                                    5.000    11/15/2035      10,988,536
----------------------------------------------------------------------------------------------------------------------
      225,000    Nassau County Bridge Authority                                   5.500    10/01/2019         230,510
----------------------------------------------------------------------------------------------------------------------
      580,000    Nassau County IDA (ALIA-ACDS)                                    6.125    09/01/2018         601,135
----------------------------------------------------------------------------------------------------------------------
    2,060,000    Nassau County IDA (ALIA-AP)                                      7.000    09/01/2028       2,179,274
----------------------------------------------------------------------------------------------------------------------
      810,000    Nassau County IDA (ALIA-CMA)                                     6.125    09/01/2018         837,443
----------------------------------------------------------------------------------------------------------------------
      895,000    Nassau County IDA (ALIA-CSMR)                                    6.125    09/01/2018         925,323
----------------------------------------------------------------------------------------------------------------------
      580,000    Nassau County IDA (ALIA-EFLI)                                    6.125    09/01/2018         599,650
----------------------------------------------------------------------------------------------------------------------
      460,000    Nassau County IDA (ALIA-HAII)                                    6.125    09/01/2018         475,585
----------------------------------------------------------------------------------------------------------------------
      535,000    Nassau County IDA (ALIA-NCMRS)                                   6.125    09/01/2018         553,126
----------------------------------------------------------------------------------------------------------------------
    2,695,000    Nassau County IDA (Hispanic Counseling Center)                   7.625    06/01/2033       2,810,858
----------------------------------------------------------------------------------------------------------------------
       75,000    Nassau County IDA, Series A-A                                    6.000    07/02/2021          75,872
----------------------------------------------------------------------------------------------------------------------
      840,000    Nassau County IDA, Series A-B                                    6.000    07/01/2021         849,761
----------------------------------------------------------------------------------------------------------------------
       60,000    Nassau County IDA, Series A-C                                    6.000    07/01/2021          60,697
----------------------------------------------------------------------------------------------------------------------
       75,000    Nassau County IDA, Series A-D                                    6.000    07/01/2021          75,872
----------------------------------------------------------------------------------------------------------------------
   85,990,000    Nassau County Tobacco Settlement Corp.                           6.151 2  06/01/2046       9,381,509
----------------------------------------------------------------------------------------------------------------------
   35,000,000    Nassau County Tobacco Settlement Corp.                           6.629 2  06/01/2060       1,264,200
----------------------------------------------------------------------------------------------------------------------
   20,480,000    Nassau County Tobacco Settlement Corp.                           5.125    06/01/2046      20,742,554
----------------------------------------------------------------------------------------------------------------------
   25,815,000    Nassau County Tobacco Settlement Corp. (TASC)                    5.000    06/01/2035      25,978,409
----------------------------------------------------------------------------------------------------------------------


                  3 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                     COUPON   MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------
$     115,000    New Hartford GO                                                  5.000%   09/15/2022   $     116,625
----------------------------------------------------------------------------------------------------------------------
    2,500,000    Niagara County IDA (American Ref-Fuel Company)                   5.550    11/15/2024       2,591,875
----------------------------------------------------------------------------------------------------------------------
    1,000,000    Niagara County IDA (Niagara Falls Memorial Medical Center)       5.250    06/01/2018         993,410
----------------------------------------------------------------------------------------------------------------------
      500,000    Niagara County Tobacco Asset Securitization Corp.                6.250    05/15/2034         528,155
----------------------------------------------------------------------------------------------------------------------
      285,000    Niagara County Tobacco Asset Securitization Corp.                6.250    05/15/2040         301,048
----------------------------------------------------------------------------------------------------------------------
       20,000    Niagara County Tobacco Asset Securitization Corp. (TASC)         5.500    05/15/2019          20,713
----------------------------------------------------------------------------------------------------------------------
      100,000    North Hempstead Public Improvement, Series A                     5.375    05/15/2015         100,596
----------------------------------------------------------------------------------------------------------------------
   20,000,000    NY Convention Center Devel. Corp. (Hotel Unit Fee) 3             5.000    11/15/2044      20,516,400
----------------------------------------------------------------------------------------------------------------------
    1,185,000    NY Counties Tobacco Trust I                                      6.500    06/01/2035       1,260,579
----------------------------------------------------------------------------------------------------------------------
   14,650,000    NY Counties Tobacco Trust II (TASC)                              5.625    06/01/2035      15,282,441
----------------------------------------------------------------------------------------------------------------------
       20,000    NY Counties Tobacco Trust II (TASC)                              5.750    06/01/2043          20,928
----------------------------------------------------------------------------------------------------------------------
    5,120,000    NY Counties Tobacco Trust III 3                                  6.000    06/01/2043       5,492,070
----------------------------------------------------------------------------------------------------------------------
      850,000    NY Counties Tobacco Trust IV                                     5.000    06/01/2038         854,607
----------------------------------------------------------------------------------------------------------------------
    5,900,000    NY Counties Tobacco Trust IV (TASC) 1                            5.000    06/01/2042       5,917,730
----------------------------------------------------------------------------------------------------------------------
    3,500,000    NY Counties Tobacco Trust IV (TASC)                              0.000 5  06/01/2041       2,925,615
----------------------------------------------------------------------------------------------------------------------
    8,870,000    NY Counties Tobacco Trust IV (TASC) 3                            5.000    06/01/2045       8,896,699
----------------------------------------------------------------------------------------------------------------------
    3,500,000    NY Counties Tobacco Trust IV (TASC)                              6.650    06/01/2041         540,050
----------------------------------------------------------------------------------------------------------------------
   84,200,000    NY Counties Tobacco Trust V                                      6.850 2  06/01/2055       3,549,030
----------------------------------------------------------------------------------------------------------------------
  334,000,000    NY Counties Tobacco Trust V                                      7.850 2  06/01/2060       6,255,820
----------------------------------------------------------------------------------------------------------------------
   20,000,000    NYC GO 1                                                         5.000    08/01/2021      20,799,100
----------------------------------------------------------------------------------------------------------------------
       35,000    NYC GO                                                           5.000    08/01/2022          35,449
----------------------------------------------------------------------------------------------------------------------
      500,000    NYC GO                                                           5.000    03/01/2023         516,855
----------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO 3                                                         5.000    03/01/2024       1,032,400
----------------------------------------------------------------------------------------------------------------------
    5,100,000    NYC GO 3                                                         5.000    08/01/2024       5,281,611
----------------------------------------------------------------------------------------------------------------------
    1,500,000    NYC GO                                                           5.000    01/01/2025       1,555,725
----------------------------------------------------------------------------------------------------------------------
    1,500,000    NYC GO                                                           5.000    02/01/2025       1,556,055
----------------------------------------------------------------------------------------------------------------------
    4,470,000    NYC GO                                                           5.000    03/01/2025       4,608,972
----------------------------------------------------------------------------------------------------------------------
    1,185,000    NYC GO                                                           5.000    08/01/2025       1,225,491
----------------------------------------------------------------------------------------------------------------------
    1,500,000    NYC GO                                                           5.000    01/01/2026       1,553,370
----------------------------------------------------------------------------------------------------------------------
    1,500,000    NYC GO                                                           5.000    02/01/2026       1,553,685
----------------------------------------------------------------------------------------------------------------------
      800,000    NYC GO                                                           5.000    04/01/2026         826,584
----------------------------------------------------------------------------------------------------------------------
    1,500,000    NYC GO                                                           5.000    08/01/2026       1,546,725
----------------------------------------------------------------------------------------------------------------------
      400,000    NYC GO                                                           5.000    08/01/2027         413,096
----------------------------------------------------------------------------------------------------------------------
    1,005,000    NYC GO 3                                                         5.000    10/15/2027       1,031,934
----------------------------------------------------------------------------------------------------------------------
      250,000    NYC GO                                                           5.000    08/01/2028         258,005
----------------------------------------------------------------------------------------------------------------------
    4,000,000    NYC GO                                                           5.000    11/01/2028       4,117,280
----------------------------------------------------------------------------------------------------------------------
      885,000    NYC GO                                                           5.000    06/01/2029         913,577
----------------------------------------------------------------------------------------------------------------------
    5,050,000    NYC GO                                                           5.000    03/01/2030       5,196,450
----------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC GO                                                           5.000    06/01/2030       1,029,680
----------------------------------------------------------------------------------------------------------------------
      240,000    NYC GO                                                           5.000    08/01/2030         247,582
----------------------------------------------------------------------------------------------------------------------
    1,900,000    NYC GO                                                           5.000    06/01/2031       1,960,800
----------------------------------------------------------------------------------------------------------------------
    7,000,000    NYC GO                                                           5.000    11/01/2034       7,188,510
----------------------------------------------------------------------------------------------------------------------
    3,000,000    NYC GO                                                           5.000    03/01/2035       3,079,560
----------------------------------------------------------------------------------------------------------------------
    3,750,000    NYC GO                                                           5.000    04/01/2035       3,850,350
----------------------------------------------------------------------------------------------------------------------
      585,000    NYC GO                                                           5.000    08/01/2035         601,228
----------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                           5.250    08/01/2020          10,108
----------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                           5.250    08/01/2021          10,108
----------------------------------------------------------------------------------------------------------------------


                  4 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                     COUPON   MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------
$      20,000    NYC GO                                                           5.250%   08/01/2024   $      20,308
----------------------------------------------------------------------------------------------------------------------
       10,000    NYC GO                                                           5.300    01/15/2026          10,465
----------------------------------------------------------------------------------------------------------------------
      180,000    NYC GO                                                           5.500    08/01/2010         182,030
----------------------------------------------------------------------------------------------------------------------
      915,000    NYC GO                                                           5.500    06/01/2022         989,966
----------------------------------------------------------------------------------------------------------------------
      385,000    NYC GO                                                           5.500    06/01/2022         409,432
----------------------------------------------------------------------------------------------------------------------
       75,000    NYC GO                                                           5.875    08/01/2019          81,720
----------------------------------------------------------------------------------------------------------------------
      680,000    NYC GO                                                           5.875    08/01/2019         730,381
----------------------------------------------------------------------------------------------------------------------
       20,000    NYC GO                                                           6.000    05/15/2008          20,033
----------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                                           6.000    08/01/2011          50,585
----------------------------------------------------------------------------------------------------------------------
       50,000    NYC GO                                                           6.000    08/01/2013          50,585
----------------------------------------------------------------------------------------------------------------------
       45,000    NYC GO                                                           6.000    05/15/2022          45,069
----------------------------------------------------------------------------------------------------------------------
      505,000    NYC GO                                                           6.125    08/01/2025         510,914
----------------------------------------------------------------------------------------------------------------------
        5,000    NYC GO                                                           7.500    02/01/2019           5,014
----------------------------------------------------------------------------------------------------------------------
      200,000    NYC GO PRAMS                                                     0.000 5  11/15/2037         197,450
----------------------------------------------------------------------------------------------------------------------
    2,500,000    NYC HDC (De Sales Assisted Living Devel.) 3                      5.125    11/01/2018       2,554,550
----------------------------------------------------------------------------------------------------------------------
    1,363,115    NYC HDC (Keith Plaza)                                            6.500    02/15/2018       1,365,051
----------------------------------------------------------------------------------------------------------------------
      750,000    NYC HDC (Multifamily Hsg.)                                       4.750    11/01/2035         749,378
----------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC HDC (Multifamily Hsg.)                                       5.250    11/01/2030       1,035,040
----------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC HDC (Multifamily Hsg.)                                       5.250    11/01/2031       2,040,620
----------------------------------------------------------------------------------------------------------------------
      250,000    NYC HDC (Multifamily Hsg.), Series E                             6.250    05/01/2036         263,070
----------------------------------------------------------------------------------------------------------------------
    1,680,000    NYC HDC (Multifamily Hsg.), Series E-1 3                         4.950    11/01/2033       1,715,650
----------------------------------------------------------------------------------------------------------------------
      100,000    NYC Health & Hospital Corp.                                      5.375    02/15/2026         102,188
----------------------------------------------------------------------------------------------------------------------
    1,975,000    NYC Health & Hospital Corp. 3                                    5.450    02/15/2026       2,025,284
----------------------------------------------------------------------------------------------------------------------
    1,465,000    NYC IDA (American Council of Learned Societies)                  5.250    07/01/2027       1,522,736
----------------------------------------------------------------------------------------------------------------------
    2,760,000    NYC IDA (Beth Abraham Health Services)                           6.500    02/15/2022       2,902,582
----------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (Beth Abraham Health Services)                           6.500    11/15/2027         535,935
----------------------------------------------------------------------------------------------------------------------
    2,100,000    NYC IDA (Beth Abraham Health Services)                           6.500    11/15/2034       2,238,243
----------------------------------------------------------------------------------------------------------------------
    6,000,000    NYC IDA (Calhoun School)                                         6.625    12/01/2034       6,546,360
----------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (Calhoun School)                                         6.625    12/01/2034         551,865
----------------------------------------------------------------------------------------------------------------------
      960,000    NYC IDA (Center for Elimination of Family Violence)              7.375    11/01/2036         972,048
----------------------------------------------------------------------------------------------------------------------
      935,000    NYC IDA (Center for Nursing/Rehabilitation)                      5.375    08/01/2027         944,013
----------------------------------------------------------------------------------------------------------------------
      245,000    NYC IDA (Center for Nursing/Rehabilitation)                      5.375    08/01/2027         247,362
----------------------------------------------------------------------------------------------------------------------
    3,240,000    NYC IDA (Chapin School)                                          5.000    11/01/2038       3,227,202
----------------------------------------------------------------------------------------------------------------------
    3,840,000    NYC IDA (Community Resource Developmentally Disabled)            7.500    08/01/2026       3,922,829
----------------------------------------------------------------------------------------------------------------------
      150,000    NYC IDA (Comprehensive Care Management)                          6.000    05/01/2026         153,696
----------------------------------------------------------------------------------------------------------------------
      350,000    NYC IDA (Comprehensive Care Management)                          6.125    11/01/2035         359,030
----------------------------------------------------------------------------------------------------------------------
    1,000,000    NYC IDA (Eger Harbor House)                                      5.875    05/20/2044       1,099,700
----------------------------------------------------------------------------------------------------------------------
      725,000    NYC IDA (Family Support Systems)                                 7.500    11/01/2034         745,713
----------------------------------------------------------------------------------------------------------------------
    1,530,000    NYC IDA (Gateway School of New York)                             5.550    06/01/2039       1,532,004
----------------------------------------------------------------------------------------------------------------------
      220,000    NYC IDA (Global Country World Peace)                             7.250    11/01/2025         220,992
----------------------------------------------------------------------------------------------------------------------
      170,000    NYC IDA (Global Country World Peace)                             7.250    11/01/2025         169,997
----------------------------------------------------------------------------------------------------------------------
    1,825,000    NYC IDA (Guttmacher Institute)                                   5.750    12/01/2036       1,793,117
----------------------------------------------------------------------------------------------------------------------
      805,000    NYC IDA (Independent Living Assoc.)                              6.200    07/01/2020         813,960
----------------------------------------------------------------------------------------------------------------------
      500,000    NYC IDA (Liberty-7 World Trade Center) 4                         6.750    03/01/2015         530,050
----------------------------------------------------------------------------------------------------------------------
    9,000,000    NYC IDA (Liberty-IAC/Interactive Corp.)                          5.000    09/01/2035       9,190,710
----------------------------------------------------------------------------------------------------------------------
    3,700,000    NYC IDA (Lycee Francais De New York)                             5.375    06/01/2023       3,827,132
----------------------------------------------------------------------------------------------------------------------
    4,000,000    NYC IDA (Lycee Francais De New York)                             6.800    06/01/2028       4,353,760
----------------------------------------------------------------------------------------------------------------------
      420,000    NYC IDA (Manhattan Community Access Corp.)                       6.000    12/01/2036         414,943
----------------------------------------------------------------------------------------------------------------------
      330,000    NYC IDA (Metropolitan College of New York)                       5.750    03/01/2020         323,720
----------------------------------------------------------------------------------------------------------------------
    2,300,000    NYC IDA (MMC Corp.)                                              5.125    11/01/2035       2,342,182
----------------------------------------------------------------------------------------------------------------------


                  5 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                     COUPON   MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------
$   6,510,000    NYC IDA (Mount St. Vincent) 3                                    5.250%   06/01/2036   $   6,651,853
----------------------------------------------------------------------------------------------------------------------
    1,375,000    NYC IDA (Polytechnic University)                                 5.250    11/01/2027       1,433,988
----------------------------------------------------------------------------------------------------------------------
    1,200,000    NYC IDA (Polytechnic University)                                 5.250    11/01/2037       1,240,560
----------------------------------------------------------------------------------------------------------------------
    2,175,000    NYC IDA (Polytechnic University)                                 6.000    11/01/2020       2,328,272
----------------------------------------------------------------------------------------------------------------------
    4,080,000    NYC IDA (Polytechnic University)                                 6.125    11/01/2030       4,383,307
----------------------------------------------------------------------------------------------------------------------
    1,380,000    NYC IDA (PSCH)                                                   6.375    07/01/2033       1,468,458
----------------------------------------------------------------------------------------------------------------------
      750,000    NYC IDA (Reece School)                                           7.500    12/01/2037         755,430
----------------------------------------------------------------------------------------------------------------------
      295,000    NYC IDA (Reece School)                                           7.500    12/01/2037         295,000
----------------------------------------------------------------------------------------------------------------------
    1,465,000    NYC IDA (Staten Island University Hospital)                      6.450    07/01/2032       1,560,782
----------------------------------------------------------------------------------------------------------------------
      756,500    NYC IDA (Studio School)                                          7.000    11/01/2038         751,333
----------------------------------------------------------------------------------------------------------------------
    6,020,000    NYC IDA (The Child School)                                       7.550    06/01/2033       6,458,557
----------------------------------------------------------------------------------------------------------------------
      995,000    NYC IDA (Tides Two Rivers Foundation)                            5.650    12/01/2039         997,567
----------------------------------------------------------------------------------------------------------------------
   15,460,000    NYC IDA (Touro College)                                          6.350    06/01/2029      16,251,707
----------------------------------------------------------------------------------------------------------------------
    3,560,000    NYC IDA (Unicef)                                                 5.050    11/01/2038       3,580,862
----------------------------------------------------------------------------------------------------------------------
    5,600,000    NYC IDA (Urban Resource Institute)                               7.375    11/01/2033       5,924,240
----------------------------------------------------------------------------------------------------------------------
      785,000    NYC IDA (Vaughn College Aeronautics)                             5.000    12/01/2021         779,788
----------------------------------------------------------------------------------------------------------------------
      310,000    NYC IDA (Vaughn College Aeronautics)                             5.000    12/01/2021         307,942
----------------------------------------------------------------------------------------------------------------------
      150,000    NYC IDA (Vaughn College Aeronautics)                             5.000    12/01/2028         147,381
----------------------------------------------------------------------------------------------------------------------
      360,000    NYC IDA (Vaughn College Aeronautics)                             5.000    12/01/2028         353,714
----------------------------------------------------------------------------------------------------------------------
      100,000    NYC IDA (Vaughn College Aeronautics)                             5.000    12/01/2031          97,585
----------------------------------------------------------------------------------------------------------------------
    2,020,000    NYC IDA (Vaughn College Aeronautics) 6                           5.250    12/01/2036       2,032,585
----------------------------------------------------------------------------------------------------------------------
    5,600,000    NYC IDA (Vocational Instruction)                                 7.750    02/01/2033       4,685,072
----------------------------------------------------------------------------------------------------------------------
    8,000,000    NYC IDA (Yankee Stadium)                                         5.000    03/01/2046       8,233,760
----------------------------------------------------------------------------------------------------------------------
    2,700,000    NYC IDA (Yeled Yalda Early Childhood)                            5.725    11/01/2037       2,710,530
----------------------------------------------------------------------------------------------------------------------
      850,000    NYC IDA (YMCA of Greater New York)                               5.000    08/01/2036         870,230
----------------------------------------------------------------------------------------------------------------------
    4,555,000    NYC IDA (YMCA of Greater New York)                               5.250    08/01/2021       4,663,090
----------------------------------------------------------------------------------------------------------------------
       80,000    NYC IDA (YMCA of Greater New York)                               5.800    08/01/2016          81,950
----------------------------------------------------------------------------------------------------------------------
   20,000,000    NYC Municipal Water Finance Authority 1                          5.000    06/15/2037      20,633,600
----------------------------------------------------------------------------------------------------------------------
   20,000,000    NYC Municipal Water Finance Authority 1                          5.000    06/15/2039      20,611,200
----------------------------------------------------------------------------------------------------------------------
   20,000,000    NYC Municipal Water Finance Authority                            4.750    06/15/2035      20,023,200
----------------------------------------------------------------------------------------------------------------------
    1,390,000    NYC Municipal Water Finance Authority                            5.000    06/15/2032       1,438,400
----------------------------------------------------------------------------------------------------------------------
       50,000    NYC Municipal Water Finance Authority                            5.000    06/15/2032          50,942
----------------------------------------------------------------------------------------------------------------------
   13,020,000    NYC Municipal Water Finance Authority                            5.000    06/15/2032      13,291,467
----------------------------------------------------------------------------------------------------------------------
    2,300,000    NYC Municipal Water Finance Authority 3                          5.000    06/15/2037       2,366,102
----------------------------------------------------------------------------------------------------------------------
      500,000    NYC Municipal Water Finance Authority 3                          5.000    06/15/2038         510,970
----------------------------------------------------------------------------------------------------------------------
       25,000    NYC Municipal Water Finance Authority                            5.125    06/15/2017          25,275
----------------------------------------------------------------------------------------------------------------------
       20,000    NYC Municipal Water Finance Authority                            5.250    06/15/2025          20,868
----------------------------------------------------------------------------------------------------------------------
    2,000,000    NYC Transitional Finance Authority (Future Tax), Series E        5.000    02/01/2033       2,048,360
----------------------------------------------------------------------------------------------------------------------
       10,000    NYS DA (Audit & Control)                                         5.000    04/01/2029          10,183
----------------------------------------------------------------------------------------------------------------------
      250,000    NYS DA (Cabrini Westchester)                                     5.100    02/15/2026         263,848
----------------------------------------------------------------------------------------------------------------------
    4,800,000    NYS DA (Cabrini Westchester)                                     5.200    02/15/2041       5,058,672
----------------------------------------------------------------------------------------------------------------------
      385,000    NYS DA (Chapel Oaks)                                             5.450    07/01/2026         395,861
----------------------------------------------------------------------------------------------------------------------
    1,870,000    NYS DA (Lenox Hill Hospital Obligated Group)                     5.500    07/01/2030       1,923,033
----------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (Maimonides Medical Center) 3                             5.750    08/01/2024       1,010,730
----------------------------------------------------------------------------------------------------------------------
      750,000    NYS DA (Manhattan College)                                       5.000    07/01/2041         766,890
----------------------------------------------------------------------------------------------------------------------
    1,290,000    NYS DA (Memorial Sloan-Kettering) 3                              5.000    07/01/2035       1,328,171
----------------------------------------------------------------------------------------------------------------------
      750,000    NYS DA (Mental Health Services Facilities) 3                     5.000    02/15/2030         774,188
----------------------------------------------------------------------------------------------------------------------
    2,100,000    NYS DA (Mental Health Services Facilities)                       5.000    02/15/2035       2,150,022
----------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Mental Health)                                           5.250    02/15/2019         102,698
----------------------------------------------------------------------------------------------------------------------


                  6 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                     COUPON   MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------
$     665,000    NYS DA (Montefiore Medical Center)                               5.450%   08/01/2029   $     689,100
----------------------------------------------------------------------------------------------------------------------
      600,000    NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)           5.500    07/01/2026         606,216
----------------------------------------------------------------------------------------------------------------------
    8,950,000    NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group) 3         6.500    07/01/2025       9,473,217
----------------------------------------------------------------------------------------------------------------------
       40,000    NYS DA (Mt. Sinai/NYU Health)                                    6.500    07/01/2017          42,408
----------------------------------------------------------------------------------------------------------------------
      270,000    NYS DA (Municipal Health Facilities)                             5.500    05/15/2017         275,724
----------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (New York Hospital Medical Center of Queens)              4.750    02/15/2037       2,005,260
----------------------------------------------------------------------------------------------------------------------
    1,360,000    NYS DA (New York Methodist Hospital)                             5.250    07/01/2024       1,412,020
----------------------------------------------------------------------------------------------------------------------
       35,000    NYS DA (Niagara Nursing Home)                                    5.600    08/01/2037          35,746
----------------------------------------------------------------------------------------------------------------------
    6,885,000    NYS DA (North Shore University Hospital/L.I. Jewish Medical
                 Center Obligated Group) 1                                        4.421 7  05/01/2033       6,816,150
----------------------------------------------------------------------------------------------------------------------
    5,515,000    NYS DA (North Shore University Hospital/L.I. Jewish Medical
                 Center)                                                          5.000    05/01/2025       5,641,624
----------------------------------------------------------------------------------------------------------------------
      240,000    NYS DA (North Shore University Hospital/L.I. Jewish Medical
                 Center)                                                          5.000    05/01/2027         245,131
----------------------------------------------------------------------------------------------------------------------
    2,500,000    NYS DA (North Shore University Hospital/L.I. Jewish Medical
                 Center)                                                          5.000    05/01/2032       2,553,450
----------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (North Shore University Hospital/L.I. Jewish Medical
                 Center)                                                          5.000    05/01/2037       1,018,220
----------------------------------------------------------------------------------------------------------------------
      680,000    NYS DA (Nursing Home)                                            4.900    02/15/2041         682,842
----------------------------------------------------------------------------------------------------------------------
      835,000    NYS DA (Nursing Home)                                            4.950    02/15/2045         842,607
----------------------------------------------------------------------------------------------------------------------
    4,000,000    NYS DA (NY Society for the Relief of the Ruptured and
                 Crippled) 3                                                      5.000    08/15/2029       4,139,480
----------------------------------------------------------------------------------------------------------------------
    2,000,000    NYS DA (NYU Hospital)                                            5.000    07/01/2036       1,959,500
----------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Our Lady of Consolation Geriatric Care Center)           6.050    08/01/2035         100,196
----------------------------------------------------------------------------------------------------------------------
       85,000    NYS DA (Our Lady of Consolation Geriatric Care Center)           6.050    08/01/2035          85,140
----------------------------------------------------------------------------------------------------------------------
      325,000    NYS DA (Ozanam Hall of Queens Nursing Home)                      5.000    11/01/2026         333,395
----------------------------------------------------------------------------------------------------------------------
      350,000    NYS DA (Ozanam Hall of Queens Nursing Home)                      5.000    11/01/2031         358,029
----------------------------------------------------------------------------------------------------------------------
      490,000    NYS DA (Providence Rest)                                         5.000    07/01/2035         494,180
----------------------------------------------------------------------------------------------------------------------
    1,300,000    NYS DA (Providence Rest)                                         5.125    07/01/2030       1,330,407
----------------------------------------------------------------------------------------------------------------------
      340,000    NYS DA (Providence Rest)                                         5.250    07/01/2025         352,356
----------------------------------------------------------------------------------------------------------------------
      650,000    NYS DA (Rochester General Hospital)                              5.000    12/01/2035         665,906
----------------------------------------------------------------------------------------------------------------------
       70,000    NYS DA (Sarah Neuman Nursing Home)                               5.500    08/01/2037          71,486
----------------------------------------------------------------------------------------------------------------------
    5,000,000    NYS DA (School District Financing)                               5.750    10/01/2030       5,369,050
----------------------------------------------------------------------------------------------------------------------
    4,000,000    NYS DA (SS Joachim & Anne Residence)                             5.250    07/01/2027       4,108,760
----------------------------------------------------------------------------------------------------------------------
       65,000    NYS DA (St. Joseph's Hospital Health Center)                     5.250    07/01/2018          66,370
----------------------------------------------------------------------------------------------------------------------
   13,200,000    NYS DA (St. Lukes Roosevelt Hospital)                            4.900    08/15/2031      13,332,396
----------------------------------------------------------------------------------------------------------------------
   13,090,000    NYS DA (State University Educational Facilities)                 5.250    05/15/2015      13,835,868
----------------------------------------------------------------------------------------------------------------------
    2,510,000    NYS DA (State University Educational Facilities)                 5.250    05/15/2021       2,704,500
----------------------------------------------------------------------------------------------------------------------
    5,660,000    NYS DA (The Highlands Living)                                    6.600    02/01/2034       5,695,771
----------------------------------------------------------------------------------------------------------------------
      500,000    NYS DA (Various School Districts)                                5.000    04/01/2035         516,015
----------------------------------------------------------------------------------------------------------------------
    1,000,000    NYS DA (W.K. Nursing Home)                                       6.125    02/01/2036       1,007,480
----------------------------------------------------------------------------------------------------------------------
    1,220,000    NYS DA (Winthrop University Hospital)                            5.500    07/01/2023       1,263,774
----------------------------------------------------------------------------------------------------------------------
      100,000    NYS DA (Winthrop University Hospital\South Nassau
                 Communities Hospital Obligated Group)                            5.500    07/01/2032         103,826
----------------------------------------------------------------------------------------------------------------------
       20,000    NYS EFC (Clean Water & Drinking Revolving Funds)                 5.000    06/15/2027          20,421
----------------------------------------------------------------------------------------------------------------------
       85,000    NYS EFC (NYS Water Services)                                     6.600    09/15/2012          85,184
----------------------------------------------------------------------------------------------------------------------
    1,815,000    NYS ERDA (Brooklyn Union Gas Company)                            5.500    01/01/2021       1,829,393
----------------------------------------------------------------------------------------------------------------------


                  7 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
-------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                     COUPON   MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------
$     200,000    NYS ERDA (LILCO)                                                 5.150%   03/01/2016   $     200,216
----------------------------------------------------------------------------------------------------------------------
      100,000    NYS GO                                                           5.375    10/01/2011         100,399
----------------------------------------------------------------------------------------------------------------------
       10,000    NYS HFA (Hospital & Healthcare)                                  5.150    11/01/2016          10,260
----------------------------------------------------------------------------------------------------------------------
    9,350,000    NYS HFA, Series A 3                                              6.100    11/01/2015       9,460,237
----------------------------------------------------------------------------------------------------------------------
      125,000    NYS Medcare (Hospital & Nursing Home)                            5.400    08/15/2033         125,133
----------------------------------------------------------------------------------------------------------------------
      115,000    NYS Medcare (Hospital & Nursing Home)                            6.200    08/15/2023         116,328
----------------------------------------------------------------------------------------------------------------------
      640,000    NYS Medcare (Hospital & Nursing Home)                            6.300    08/15/2023         641,094
----------------------------------------------------------------------------------------------------------------------
       15,000    NYS Medcare (Hospital & Nursing Home)                            6.375    08/15/2033          15,027
----------------------------------------------------------------------------------------------------------------------
       40,000    NYS Thruway Authority Service Contract (Highway & Bridge)        5.400    01/01/2009          40,030
----------------------------------------------------------------------------------------------------------------------
      105,000    NYS UDC (Subordinated Lien)                                      5.375    07/01/2022         106,181
----------------------------------------------------------------------------------------------------------------------
      200,000    NYS UDC (Subordinated Lien)                                      5.500    07/01/2022         202,202
----------------------------------------------------------------------------------------------------------------------
      250,000    Oneida County IDA (Mohawk Valley Handicapped Services)           5.300    03/15/2019         255,873
----------------------------------------------------------------------------------------------------------------------
    1,080,000    Onondaga County IDA (Anheuser-Busch)                             4.875    07/01/2041       1,083,110
----------------------------------------------------------------------------------------------------------------------
       55,000    Onondaga County IDA (Salina Free Library)                        5.500    12/01/2022          57,640
----------------------------------------------------------------------------------------------------------------------
    1,000,000    Orange County IDA (Glen Arden)                                   5.625    01/01/2018       1,019,190
----------------------------------------------------------------------------------------------------------------------
      275,000    Orange County IDA (Glen Arden)                                   5.700    01/01/2028         279,290
----------------------------------------------------------------------------------------------------------------------
    1,600,000    Otsego County IDA (Hartwick College)                             5.900    07/01/2022       1,647,024
----------------------------------------------------------------------------------------------------------------------
   15,205,000    Port Authority NY/NJ (Delta Air Lines) 4                         6.950    06/01/2008      15,357,050
----------------------------------------------------------------------------------------------------------------------
       45,000    Port Authority NY/NJ, 119th Series                               5.375    01/15/2032          45,499
----------------------------------------------------------------------------------------------------------------------
   25,660,000    Port Authority NY/NJ, 121st Series 3                             5.125    10/15/2030      25,994,350
----------------------------------------------------------------------------------------------------------------------
      220,000    Port Authority NY/NJ, 121st Series                               5.375    10/15/2035         223,060
----------------------------------------------------------------------------------------------------------------------
    1,150,000    Port Authority NY/NJ, 132nd Series                               5.000    09/01/2038       1,186,904
----------------------------------------------------------------------------------------------------------------------
   38,280,000    Port Authority NY/NJ, 140th Series 1                             5.000    12/01/2034      39,722,390
----------------------------------------------------------------------------------------------------------------------
    3,180,000    Rensselaer County IDA (Emma Willard School)                      5.000    01/01/2026       3,297,024
----------------------------------------------------------------------------------------------------------------------
    3,550,000    Rensselaer County IDA (Emma Willard School)                      5.000    01/01/2031       3,670,487
----------------------------------------------------------------------------------------------------------------------
    6,275,000    Rensselaer County IDA (Emma Willard School)                      5.000    01/01/2036       6,465,635
----------------------------------------------------------------------------------------------------------------------
    2,600,000    Rensselaer County IDA (Rensselaer Polytechnical Institute)       5.000    03/01/2036       2,670,720
----------------------------------------------------------------------------------------------------------------------
    2,680,000    Rensselaer County Tobacco Asset Securitization Corp.             5.625    06/01/2035       2,795,696
----------------------------------------------------------------------------------------------------------------------
    2,000,000    Rensselaer County Tobacco Asset Securitization Corp. 3           5.750    06/01/2043       2,092,760
----------------------------------------------------------------------------------------------------------------------
  101,000,000    Rockland County Tobacco Asset Securitization Corp.               6.252 2  08/15/2045      11,108,990
----------------------------------------------------------------------------------------------------------------------
   53,000,000    Rockland County Tobacco Asset Securitization Corp.               6.637 2  08/15/2050       3,317,800
----------------------------------------------------------------------------------------------------------------------
   45,000,000    Rockland County Tobacco Asset Securitization Corp.               7.619 2  08/15/2060         912,150
----------------------------------------------------------------------------------------------------------------------
    1,060,000    Rockland County Tobacco Asset Securitization Corp. 3             5.625    08/15/2035       1,107,393
----------------------------------------------------------------------------------------------------------------------
    3,150,000    Rockland County Tobacco Asset Securitization Corp. 3             5.750    08/15/2043       3,301,295
----------------------------------------------------------------------------------------------------------------------
    2,500,000    Saratoga County IDA (Saratoga Hospital/Saratoga
                 Care/Benedict Community Health Center)                           5.125    12/01/2033       2,571,475
----------------------------------------------------------------------------------------------------------------------
      350,000    Seneca County IDA (New York Chiropractic College)                5.000    10/01/2027         353,192
----------------------------------------------------------------------------------------------------------------------
    1,680,000    Seneca Nation Indians Capital Improvements                       5.000    12/01/2023       1,668,408
----------------------------------------------------------------------------------------------------------------------
       45,000    Sodus Village GO                                                 5.000    05/15/2032          46,202
----------------------------------------------------------------------------------------------------------------------
       45,000    Sodus Village GO                                                 5.000    05/15/2033          46,180
----------------------------------------------------------------------------------------------------------------------
       45,000    Sodus Village GO                                                 5.000    05/15/2034          46,166
----------------------------------------------------------------------------------------------------------------------


                  8 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                     COUPON   MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------
$      45,000    Sodus Village GO                                                 5.000%   05/15/2035   $      46,144
----------------------------------------------------------------------------------------------------------------------
       45,000    Sodus Village GO                                                 5.000    05/15/2036          46,108
----------------------------------------------------------------------------------------------------------------------
       45,000    Sodus Village GO                                                 5.000    05/15/2037          46,072
----------------------------------------------------------------------------------------------------------------------
      250,000    SONYMA, Series 83                                                5.550    10/01/2027         254,248
----------------------------------------------------------------------------------------------------------------------
       15,000    St. Lawrence County IDA (Clarkson University)                    5.000    07/01/2033          15,308
----------------------------------------------------------------------------------------------------------------------
      235,000    Suffolk County IDA (ALIA-ACLD)                                   5.950    10/01/2021         234,260
----------------------------------------------------------------------------------------------------------------------
      325,000    Suffolk County IDA (ALIA-DDI)                                    5.950    10/01/2021         323,976
----------------------------------------------------------------------------------------------------------------------
       85,000    Suffolk County IDA (ALIA-FREE)                                   5.950    10/01/2021          84,732
----------------------------------------------------------------------------------------------------------------------
       60,000    Suffolk County IDA (ALIA-IGHL)                                   5.950    10/01/2021          59,811
----------------------------------------------------------------------------------------------------------------------
       35,000    Suffolk County IDA (ALIA-IGHL)                                   6.000    10/01/2031          34,867
----------------------------------------------------------------------------------------------------------------------
    4,000,000    Suffolk County IDA (ALIA-IGHL)                                   7.250    12/01/2033       4,248,360
----------------------------------------------------------------------------------------------------------------------
      215,000    Suffolk County IDA (ALIA-UCPAGS)                                 5.950    10/01/2021         214,323
----------------------------------------------------------------------------------------------------------------------
       45,000    Suffolk County IDA (Catholic Charities)                          6.000    10/01/2020          45,645
----------------------------------------------------------------------------------------------------------------------
       45,000    Suffolk County IDA (DDI)                                         6.000    10/01/2020          45,645
----------------------------------------------------------------------------------------------------------------------
       45,000    Suffolk County IDA (DDI)                                         6.000    10/01/2020          45,645
----------------------------------------------------------------------------------------------------------------------
    7,460,000    Suffolk County IDA (Dowling College)                             5.000    06/01/2036       7,523,858
----------------------------------------------------------------------------------------------------------------------
      205,000    Suffolk County IDA (Dowling College)                             6.700    12/01/2020         209,387
----------------------------------------------------------------------------------------------------------------------
      750,000    Suffolk County IDA (Easter Long Island Hospital Assoc.)          5.375    01/01/2027         739,575
----------------------------------------------------------------------------------------------------------------------
      685,000    Suffolk County IDA (Easter Long Island Hospital Assoc.)          5.500    01/01/2037         676,040
----------------------------------------------------------------------------------------------------------------------
       40,000    Suffolk County IDA (Independent Group Home Living)               6.000    10/01/2020          40,574
----------------------------------------------------------------------------------------------------------------------
    4,300,000    Suffolk County IDA (Jefferson's Ferry)                           5.000    11/01/2028       4,307,654
----------------------------------------------------------------------------------------------------------------------
    1,000,000    Suffolk County IDA (L.I. Network Community Services)             7.550    02/01/2034       1,055,600
----------------------------------------------------------------------------------------------------------------------
      620,000    Suffolk County IDA (Nassau-Suffolk Services for Autism)          6.750    11/01/2036         628,054
----------------------------------------------------------------------------------------------------------------------
      210,000    Suffolk County IDA (Nassau-Suffolk Services for Autism)          6.750    11/01/2036         210,101
----------------------------------------------------------------------------------------------------------------------
    5,985,000    Suffolk County IDA (Pederson-Krager Center)                      7.000    11/01/2035       6,282,694
----------------------------------------------------------------------------------------------------------------------
      505,000    Suffolk County IDA (Pederson-Krager Center)                      7.200    02/01/2035         535,633
----------------------------------------------------------------------------------------------------------------------
       45,000    Suffolk County IDA (Suffolk Hotels)                              6.000    10/01/2020          45,645
----------------------------------------------------------------------------------------------------------------------
       70,000    Suffolk County IDA (WORCA)                                       6.000    10/01/2020          71,004
----------------------------------------------------------------------------------------------------------------------
      510,000    Sullivan County Community College COP 4                          5.750    08/15/2025         501,458
----------------------------------------------------------------------------------------------------------------------
      530,000    Sullivan County IDA (Center for Discovery)                       5.625    06/01/2013         534,738
----------------------------------------------------------------------------------------------------------------------
    1,570,000    Sullivan County IDA (Center for Discovery)                       5.875    07/01/2022       1,575,071
----------------------------------------------------------------------------------------------------------------------
      665,000    Sullivan County IDA (Center for Discovery)                       6.000    06/01/2019         674,935
----------------------------------------------------------------------------------------------------------------------
    1,540,000    Sullivan County IDA (Center for Discovery)                       6.000    07/01/2037       1,544,943
----------------------------------------------------------------------------------------------------------------------
      495,000    Sullivan County IDA (Center for Discovery)                       6.500    06/01/2025         502,762
----------------------------------------------------------------------------------------------------------------------
      510,000    Sullivan County IDA (Center for Discovery)                       6.950    02/01/2035         532,083
----------------------------------------------------------------------------------------------------------------------
      445,000    Syracuse IDA (Crouse Irving Companies)                           5.250    01/01/2017         452,245
----------------------------------------------------------------------------------------------------------------------
       50,000    Tobacco Settlement Financing Corp. (TASC)                        5.250    06/01/2012          50,076
----------------------------------------------------------------------------------------------------------------------
      175,000    Tompkins County IDA (Kendal at Ithaca)                           5.500    07/01/2024         176,180
----------------------------------------------------------------------------------------------------------------------
   10,000,000    Triborough Bridge & Tunnel Authority 1                           5.250    11/15/2023      10,549,500
----------------------------------------------------------------------------------------------------------------------
       25,000    Triborough Bridge & Tunnel Authority                             5.000    01/01/2020          25,705
----------------------------------------------------------------------------------------------------------------------
   10,240,000    Triborough Bridge & Tunnel Authority, Series B 1                 5.000    11/15/2027      10,498,867
----------------------------------------------------------------------------------------------------------------------
   64,350,000    Triborough Bridge & Tunnel Authority, Series B 1                 5.000    11/15/2032      65,744,891
----------------------------------------------------------------------------------------------------------------------
   18,205,000    Triborough Bridge & Tunnel Authority, Series B 1                 5.125    11/15/2029      18,918,167
----------------------------------------------------------------------------------------------------------------------
   43,655,000    TSASC, Inc. (TFABs)                                              5.000    06/01/2034      43,937,448
----------------------------------------------------------------------------------------------------------------------
  121,920,000    TSASC, Inc. (TFABs)                                              5.125    06/01/2042     123,483,014
----------------------------------------------------------------------------------------------------------------------


                  9 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                     COUPON   MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
----------------------------------------------------------------------------------------------------------------------
$  35,455,000    TSASC, Inc. (TFABs)                                              5.750%   07/15/2032   $  38,254,881
----------------------------------------------------------------------------------------------------------------------
    1,475,000    Ulster County IDA (Benedictine Hospital)                         6.500    11/01/2036       1,480,767
----------------------------------------------------------------------------------------------------------------------
       25,000    Ulster County IDA (Mid-Hudson Family Health Institute)           5.300    07/01/2016          25,472
----------------------------------------------------------------------------------------------------------------------
    4,000,000    Utica IDA (Utica College Civic Facility)                         5.750    08/01/2028       4,125,320
----------------------------------------------------------------------------------------------------------------------
    1,250,000    Utica IDA (Utica College Civic Facility)                         6.750    12/01/2021       1,351,975
----------------------------------------------------------------------------------------------------------------------
       30,000    Voorheesville GO                                                 5.000    02/15/2023          31,411
----------------------------------------------------------------------------------------------------------------------
       35,000    Voorheesville GO                                                 5.000    02/15/2024          36,562
----------------------------------------------------------------------------------------------------------------------
       35,000    Voorheesville GO                                                 5.000    02/15/2025          36,450
----------------------------------------------------------------------------------------------------------------------
       35,000    Voorheesville GO                                                 5.000    02/15/2026          36,395
----------------------------------------------------------------------------------------------------------------------
       40,000    Voorheesville GO                                                 5.000    02/15/2027          41,588
----------------------------------------------------------------------------------------------------------------------
       40,000    Voorheesville GO                                                 5.000    02/15/2028          41,540
----------------------------------------------------------------------------------------------------------------------
       40,000    Voorheesville GO                                                 5.000    02/15/2029          41,499
----------------------------------------------------------------------------------------------------------------------
       45,000    Voorheesville GO                                                 5.000    02/15/2030          46,616
----------------------------------------------------------------------------------------------------------------------
       45,000    Voorheesville GO                                                 5.000    02/15/2031          46,368
----------------------------------------------------------------------------------------------------------------------
       50,000    Voorheesville GO                                                 5.000    02/15/2032          51,516
----------------------------------------------------------------------------------------------------------------------
       50,000    Voorheesville GO                                                 5.000    02/15/2033          51,480
----------------------------------------------------------------------------------------------------------------------
       55,000    Voorheesville GO                                                 5.000    02/15/2034          56,624
----------------------------------------------------------------------------------------------------------------------
       55,000    Voorheesville GO                                                 5.000    02/15/2035          56,585
----------------------------------------------------------------------------------------------------------------------
       60,000    Voorheesville GO                                                 5.000    02/15/2036          61,682
----------------------------------------------------------------------------------------------------------------------
       60,000    Voorheesville GO                                                 5.000    02/15/2037          61,635
----------------------------------------------------------------------------------------------------------------------
      250,000    Westchester County IDA (Guiding Eyes for the Blind)              5.375    08/01/2024         259,730
----------------------------------------------------------------------------------------------------------------------
       50,000    Westchester County IDA (Hebrew Hospital Senior Hsg.)             7.000    07/01/2016          53,145
----------------------------------------------------------------------------------------------------------------------
      500,000    Westchester County IDA (Kendal on Hudson)                        6.500    01/01/2034         532,320
----------------------------------------------------------------------------------------------------------------------
    1,810,000    Westchester County IDA (Rippowam-Cisqua School)                  5.750    06/01/2029       1,861,295
----------------------------------------------------------------------------------------------------------------------
      320,000    Westchester County IDA (Schnurmacher Center)                     6.500    11/01/2013         339,523
----------------------------------------------------------------------------------------------------------------------
      600,000    Westchester County IDA (Schnurmacher Center)                     6.500    11/01/2033         647,742
----------------------------------------------------------------------------------------------------------------------
    5,960,000    Westchester County Tobacco Asset Securitization Corp. 3          5.125    06/01/2045       6,029,374
----------------------------------------------------------------------------------------------------------------------
      500,000    Yonkers GO                                                       5.000    08/01/2035         514,210
----------------------------------------------------------------------------------------------------------------------
      400,000    Yonkers IDA (St. Joseph's Hospital)                              5.900    03/01/2008         400,148
                                                                                                        --------------
                                                                                                        1,436,832,913
U.S. POSSESSION S--23.6%
    8,510,000    Guam GO, Series A                                                5.400    11/15/2018       8,515,191
----------------------------------------------------------------------------------------------------------------------
      500,000    Guam Government Waterworks Authority & Wastewater System         5.875    07/01/2035         531,450
----------------------------------------------------------------------------------------------------------------------
    5,295,000    Guam Power Authority, Series A 3                                 5.125    10/01/2029       5,450,355
----------------------------------------------------------------------------------------------------------------------
   10,100,000    Guam Power Authority, Series A                                   5.250    10/01/2034      10,426,533
----------------------------------------------------------------------------------------------------------------------
   84,000,000    Puerto Rico Children's Trust Fund (TASC)                         6.343 2  05/15/2050       5,804,400
----------------------------------------------------------------------------------------------------------------------
      505,000    Puerto Rico Children's Trust Fund (TASC)                         5.500    05/15/2039         526,983
----------------------------------------------------------------------------------------------------------------------
    4,030,000    Puerto Rico Commonwealth GO                                      5.000    07/01/2027       4,091,578
----------------------------------------------------------------------------------------------------------------------
    4,000,000    Puerto Rico Commonwealth GO                                      5.000    07/01/2034       4,060,200
----------------------------------------------------------------------------------------------------------------------
   24,800,000    Puerto Rico Commonwealth GO                                      5.000    07/01/2035      25,259,048
----------------------------------------------------------------------------------------------------------------------
    1,220,000    Puerto Rico Commonwealth GO                                      5.250    07/01/2032       1,272,899
----------------------------------------------------------------------------------------------------------------------
   22,230,000    Puerto Rico Electric Power Authority, Series TT                  5.000    07/01/2037      22,748,404
----------------------------------------------------------------------------------------------------------------------
   40,500,000    Puerto Rico Electric Power Authority, Series UU 1                4.270 7  07/01/2025      40,248,236
----------------------------------------------------------------------------------------------------------------------
    7,840,000    Puerto Rico Electric Power Authority, Series UU 1                4.288 7  07/01/2031       7,791,264
----------------------------------------------------------------------------------------------------------------------


                  10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
    PRINCIPAL
       AMOUNT                                                                     COUPON   MATURITY             VALUE
----------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
----------------------------------------------------------------------------------------------------------------------
$  10,000,000    Puerto Rico Electric Power Authority, Series UU                  4.270 7% 07/01/2025   $   9,950,000
----------------------------------------------------------------------------------------------------------------------
      355,000    Puerto Rico Highway & Transportation Authority                   5.000    07/01/2028         360,978
----------------------------------------------------------------------------------------------------------------------
      295,000    Puerto Rico Highway & Transportation Authority, Series A         5.000    07/01/2038         301,667
----------------------------------------------------------------------------------------------------------------------
       15,000    Puerto Rico Highway & Transportation Authority, Series A         5.000    07/01/2038          15,114
----------------------------------------------------------------------------------------------------------------------
    1,000,000    Puerto Rico Highway & Transportation Authority, Series AA 3      5.000    07/01/2035       1,015,800
----------------------------------------------------------------------------------------------------------------------
   13,540,000    Puerto Rico Highway & Transportation Authority, Series G         5.000    07/01/2042      14,312,051
----------------------------------------------------------------------------------------------------------------------
    7,045,000    Puerto Rico Highway & Transportation Authority, Series G         5.000    07/01/2042       7,123,200
----------------------------------------------------------------------------------------------------------------------
   12,240,000    Puerto Rico Highway & Transportation Authority, Series J         5.125    07/01/2043      13,116,506
----------------------------------------------------------------------------------------------------------------------
    1,000,000    Puerto Rico Highway & Transportation Authority, Series K         5.000    07/01/2027       1,021,490
----------------------------------------------------------------------------------------------------------------------
    3,230,000    Puerto Rico Highway & Transportation Authority, Series K 3       5.000    07/01/2030       3,292,953
----------------------------------------------------------------------------------------------------------------------
    5,700,000    Puerto Rico Highway & Transportation Authority, Series M         5.000    07/01/2032       5,828,364
----------------------------------------------------------------------------------------------------------------------
      725,000    Puerto Rico Highway & Transportation Authority, Series M         5.000    07/01/2037         740,167
----------------------------------------------------------------------------------------------------------------------
    9,315,000    Puerto Rico Highway & Transportation Authority, Series M         5.000    07/01/2046       9,425,476
----------------------------------------------------------------------------------------------------------------------
   22,000,000    Puerto Rico Highway & Transportation Authority, Series N 1       4.107 7  07/01/2045      21,967,000
----------------------------------------------------------------------------------------------------------------------
   16,900,000    Puerto Rico Infrastructure                                       5.000    07/01/2037      17,225,156
----------------------------------------------------------------------------------------------------------------------
    3,650,000    Puerto Rico Infrastructure                                       5.000    07/01/2041       3,689,566
----------------------------------------------------------------------------------------------------------------------
   19,590,000    Puerto Rico Infrastructure                                       5.000    07/01/2046      19,803,727
----------------------------------------------------------------------------------------------------------------------
      105,000    Puerto Rico ITEMECF (G.R.B. Guaynabo)                            5.625    07/01/2022         106,041
----------------------------------------------------------------------------------------------------------------------
    4,305,000    Puerto Rico ITEMECF (Polytechnic University of Puerto Rico)      5.000    08/01/2022       4,351,020
----------------------------------------------------------------------------------------------------------------------
   38,000,000    Puerto Rico Public Buildings Authority                           5.000    07/01/2036      38,549,100
----------------------------------------------------------------------------------------------------------------------
       50,000    Puerto Rico Public Buildings Authority                           5.125    07/01/2022          51,330
----------------------------------------------------------------------------------------------------------------------
    2,000,000    Puerto Rico Public Buildings Authority                           5.250    07/01/2029       2,087,440
----------------------------------------------------------------------------------------------------------------------
   12,640,000    Puerto Rico Public Buildings Authority 3                         5.500    07/01/2023      13,497,877
----------------------------------------------------------------------------------------------------------------------
   12,745,000    Puerto Rico Public Finance Corp., Series E                       5.500    08/01/2029      13,294,437
----------------------------------------------------------------------------------------------------------------------
    5,575,000    University of Puerto Rico, Series Q                              5.000    06/01/2030       5,685,329
----------------------------------------------------------------------------------------------------------------------
    1,000,000    University of V.I. , Series A                                    5.375    06/01/2034       1,034,880
----------------------------------------------------------------------------------------------------------------------
    1,700,000    V.I. Public Finance Authority (Gross Receipts Taxes Loan)        5.000    10/01/2031       1,714,280
----------------------------------------------------------------------------------------------------------------------
    1,485,000    V.I. Public Finance Authority, Series A                          5.500    10/01/2022       1,520,061
----------------------------------------------------------------------------------------------------------------------
      250,000    V.I. Water & Power Authority                                     5.300    07/01/2018         252,926

                                                                                                        --------------
                                                                                                          348,060,477


                  11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,745,762,621)-121.0%                                              $ 1,784,893,390
----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(21.0)                                                             (309,188,466)
                                                                                                      ----------------
NET ASSETS-100.0%                                                                                     $ 1,475,704,924
                                                                                                      ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

4. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $18,789,537, which represents 1.27% of the Fund's net assets. See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

ACLD                 Adults and Children with Learning and Developmental
                       Disabilities
ACDS                 Assoc. for Children with Down Syndrome
ALIA                 Alliance of Long Island Agencies
AP                   Advantage Planning, Inc.
CMA                  Community Mainstreaming Associates, Inc.
COP                  Certificates of Participation
CSMR                 Community Services for the Mentally Retarded
DA                   Dormitory Authority
DDI                  Developmental Disabilities Institute
EFC                  Environmental Facilities Corp.
EFLI                 Epilepsy Foundation of L.I., Inc.
ERDA                 Energy Research and Devel. Authority
FREE                 Family Residences and Essential Enterprises
GO                   General Obligation
HFM                  Hamilton Fulton Montgomery
HAII                 Homes Anew II, Inc.
HJDOI                Hospital for Joint Diseases Orthopedic Institute
HDC                  Housing Devel. Corp.
HFA                  Housing Finance Agency/Authority
IGHL                 Independent Group Home for Living
IDA                  Industrial Devel. Agency
ITEMECF              Industrial, Tourist, Educational, Medical and Environmental
                     Community Facilities
L.I.                 Long Island
LILCO                Long Island Lighting Corp.
MMC                  Mercy Medical Center
MTA                  Metropolitan Transportation Authority
MSH/NYU              Mount Sinai Hospital/New York University
NCMRS                Nassau Community Mental Retardation Services Company
NYC                  New York City
NYS                  New York State
NYU                  New York University
NY/NJ                New York/New Jersey
PSCH                 Professional Service Centers for the Handicapped, Inc.
PRAMS                Prudential Receipts of Accrual Municipal Securities
RITES                Residual Interest Tax Exempt Security
ROLs                 Residual Option Longs


                  12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SONYMA               State of New York Mortgage Agency
TFABs                Tobacco Flexible Amortization Bonds
TASC                 Tobacco Settlement Asset-Backed Bonds
UCPAGS               United Cerebral Palsy Assoc. of Greater Suffolk
V.I.                 United States Virgin Islands
UDC                  Urban Devel. Corp.
WORCA                Working Organization for Retarded Children and Adults
YMCA                 Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                              MARKET VALUE      PERCENT
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                   $   382,695,763      21.4%
Highways/Commuter Facilities                              276,721,140      15.5
Higher Education                                          169,409,379       9.5
Electric Utilities                                        139,075,797       7.8
General Obligation                                        127,878,516       7.2
Hospital/Health Care                                       90,502,791       5.1
Water Utilities                                            79,709,880       4.5
Commercial Services & Supplies                             70,404,082       3.9
Marine/Aviation Facilities                                 67,172,203       3.8
Municipal Leases                                           57,191,318       3.2
Government Appropriation                                   52,433,411       2.9
Special Tax                                                40,718,449       2.3
Education                                                  39,440,180       2.2
Tax Increment Financing (TIF)                              38,072,220       2.1
Adult Living Facilities                                    35,412,330       2.0
Hotels, Restaurants & Leisure                              29,707,110       1.7
Multifamily Housing                                        23,015,450       1.3
Not-for-Profit Organization                                20,230,889       1.1
Airlines                                                   15,357,050       0.9
Sports Facility Revenue                                     8,233,760       0.5
Student Housing                                             7,370,731       0.4
Transportation Infrastructure                               4,240,103       0.2
Resource Recovery                                           3,674,985       0.2
Sales Tax Revenue                                           2,048,360       0.1
Gas Utilities                                               1,829,393       0.1
Casino                                                      1,668,408       0.1
Media                                                         414,943       0.0
Single Family Housing                                         254,248       0.0
Parking Fee Revenue                                            10,501       0.0
                                                      --------------------------
Total                                                 $ 1,784,893,390     100.0%
                                                      ==========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded


                  13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $1,830,958 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $111,730,293 as of June 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2007 municipal bond holdings with a value of $393,900,293 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $282,170,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:


                  14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

    PRINCIPAL                                                                    COUPON      MATURITY   VALUE AS OF JUNE 30,
       AMOUNT   INVERSE FLOATERS 1                                              RATES 2         DATES                   2007
-----------------------------------------------------------------------------------------------------------------------------
$   6,500,000   Erie County Tobacco Asset Securitization Corp. RITES              5.670%       6/1/45   $          6,539,065
    5,400,000   Erie County Tobacco Asset Securitization Corp. RITES              5.670        6/1/45              5,432,454
    2,750,000   Hudson Yards Infrastructure Corp. ROLs                            7.110       2/15/47              2,668,875
    5,750,000   L.I. Power Authority RITES                                        8.124        9/1/33              6,337,420
    3,460,000   MTA ROLs                                                          8.280      11/15/31              3,892,984
    7,500,000   MTA ROLs                                                          7.780      11/15/31              8,531,400
    2,950,000   NY Counties Tobacco Trust IV RITES                                5.670        6/1/42              2,967,730
    5,000,000   NYC GO RITES                                                      6.460        8/1/21              5,799,100
    5,000,000   NYC Municipal Water Finance Authority ROLs                        8.020       6/15/39              5,611,200
    5,000,000   NYC Municipal Water Finance Authority ROLs                        8.020       6/15/37              5,633,600
      765,000   NYS DA ROLs 3                                                     7.460        5/1/33                696,150
   19,140,000   Port Authority NY/NJ RITES                                        6.010       12/1/34             20,582,390
    2,750,000   Puerto Rico Highway & Transportation Authority ROLs               5.060        7/1/45              2,717,000
    6,010,000   Puerto Rico Electric Power Authority ROLs 3                       6.950        7/1/31              5,709,500
   10,000,000   Triborough Bridge & Tunnel Authority RITES                        8.074      11/15/32             10,867,200
    4,550,000   Triborough Bridge & Tunnel Authority RITES                        8.570      11/15/29              5,263,167
    3,585,000   Triborough Bridge & Tunnel Authority RITES                        8.070      11/15/32              3,895,891
    2,560,000   Triborough Bridge & Tunnel Authority RITES                        8.074      11/15/27              2,818,867
    2,500,000   Triborough Bridge & Tunnel Authority RITES                        9.104      11/15/23              3,049,500
    2,500,000   Triborough Bridge & Tunnel Authority ROLs                         8.020      11/15/32              2,716,800
                                                                                                        ---------------------
                                                                                                        $        111,730,293
                                                                                                        =====================

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 12-13 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $60,210,000.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                  15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2880% as of June 30, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $ 1,748,346,697
                                          ================

Gross unrealized appreciation             $    47,077,549
Gross unrealized depreciation                 (10,530,856)
                                          ----------------
Net unrealized appreciation               $    36,546,693
                                          ================


                  16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free New York Municipals

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007